6. Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	3 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Assumptions	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate for term	0.62% – 0.91%	0.21% - 0.59%	0.44% – 0.62%	0.33% - 0.72%
Volatility	103% – 106%	100% - 105%	101% – 105%	98% - 100%
Remaining terms (Years)	0.01 – 1.0	1 - 1.5	0.21 – 1.0	1.72 - 2.0
Stock price ($ per share)	$2.50 and $2.58	$2.55 and $2.48	$1.49 and $3.00	$2.00